UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS
INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	January 31, 2011
	(Unaudited)

	Market
	Shares	Value
COMMON STOCKS (99.69%)
CONSUMER DISCRETIONARY - (16.62%)
Consumer Services (7.58%)
American Public Education, Inc.**	13,250	$444,670
K12, Inc.**	7,300	198,925
WMS Industries, Inc.**	10,650	446,768

		1,090,363

Media (3.44%)
DreamWorks Animation SKG, Inc., Class A**	17,650	495,435

Retailing (5.60%)
America’s Car-Mart, Inc.**	8,400	209,496
GameStop Corp., Class A**	21,000	442,470
Tractor Supply Co.	3,000	153,930

		805,896

TOTAL CONSUMER DISCRETIONARY		2,391,694

CONSUMER STAPLES - (1.24%)
Food Beverage & Tobacco (1.24%)
Smart Balance, Inc.**	44,500	178,223

TOTAL CONSUMER STAPLES		178,223

ENERGY - (3.51%)
Energy (3.51%)
Atwood Oceanics, Inc.**	12,500	505,250

TOTAL ENERGY		505,250

FINANCIALS - (5.00%)
Diversified Financial Services (5.00%)
CBOE Holdings, Inc.	18,500	425,685
KBW, Inc.	11,000	294,250

TOTAL FINANCIALS		719,935

HEALTH CARE - (23.84%)
Health Care Equipment & Services (20.95%)
Align Technology, Inc.**	24,000	499,920
American Medical Systems Holdings, Inc.**	22,500	439,200
Given Imaging Ltd.**	8,250	138,353
Kinetic Concepts, Inc.**	6,375	294,079
Merit Medical Systems, Inc.**	30,250	446,792
NuVasive, Inc.**	23,500	656,707
RTI Biologics, Inc.**	85,000	227,800
Symmetry Medical, Inc.**	32,500	311,025

		3,013,876

	Shares	Market Value
Pharmaceutical Biotech & Life Sciences (2.89%)
Celera Corp.**	46,000	$284,510
Luminex Corp.**	7,750	131,595

		416,105

TOTAL HEALTH CARE		3,429,981

INDUSTRIALS - (13.41%)
Capital Goods (10.39%)
American Science & Engineering, Inc.	1,650	143,550
American Superconductor Corp.**	14,825	404,278
Barnes Group, Inc.	9,500	188,290
Orion Marine Group, Inc.**	25,000	293,000
Tutor Perini Corp.	20,500	465,555

		1,494,673

Commercial & Professional Services (3.02%)
ICF International, Inc.**	18,000	433,890

TOTAL INDUSTRIALS		1,928,563

INFORMATION TECHNOLOGY - (32.82%)
Semiconductors & Semiconductor Equipment (13.62%)
EZchip Semiconductor Ltd.**	4,500	133,875
LSI Corp.**	61,550	380,994
O2Micro International Ltd. - ADR**	38,250	252,450
Rubicon Technology, Inc.**	19,000	342,190
Tessera Technologies, Inc.**	20,750	359,390
TriQuint Semiconductor, Inc.**	17,500	230,300
Veeco Instruments, Inc.**	6,000	259,560

		1,958,759

Software & Services (2.81%)
Rosetta Stone, Inc.**	21,500	404,415

Technology Hardware & Equipment (16.39%)
Aviat Networks, Inc.**	58,000	301,020
Blue Coat Systems, Inc.**	10,000	288,100
Brocade Communications Systems, Inc.**	99,500	561,180
Intermec, Inc.**	32,000	363,520
Itron, Inc.**	5,000	290,100
Jabil Circuit, Inc.	16,000	323,360
Multi-Fineline Electronix, Inc.**	8,000	231,200

		2,358,480

TOTAL INFORMATION TECHNOLOGY		4,721,654

MATERIALS - (3.25%)
Materials (3.25%)
Calgon Carbon Corp.**	32,750	467,015

TOTAL MATERIALS		467,015

TOTAL COMMON STOCKS (Cost $13,013,730)		14,342,315

MUTUAL FUNDS (0.61%)
Fifth Third U.S. Treasury Money Market Fund (0.01% 7 Day Yield)	87,658	87,658

Market Value
TOTAL MUTUAL FUNDS (Cost $87,658)	$87,658

TOTAL INVESTMENTS (100.30%) (Cost $13,101,388)	$14,429,973

LIABLITIES IN EXCESS OF OTHER ASSETS (-0.30%)	(43,494)

NET ASSETS (100.00%)	$14,386,479

** Non Income Producing Security.

ADR - American Depositary Receipt

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
SMALL-CAP GROWTH FUND (SBAGX)	January 31, 2011
	(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.62%)
CONSUMER DISCRETIONARY - (16.53%)
Consumer Services (7.56%)
American Public Education, Inc.**	5,750	$192,970
K12, Inc.**	3,200	87,200
WMS Industries, Inc.**	4,700	197,165

		477,335

Media (3.45%)
DreamWorks Animation SKG, Inc., Class A**	7,750	217,543

Retailing (5.52%)
America’s Car-Mart, Inc.**	3,700	92,278
GameStop Corp., Class A**	9,000	189,630
Tractor Supply Co.	1,300	66,703

		348,611

TOTAL CONSUMER DISCRETIONARY		1,043,489

CONSUMER STAPLES - (1.20%)
Food Beverage & Tobacco (1.20%)
Smart Balance, Inc.**	19,000	76,095

TOTAL CONSUMER STAPLES		76,095

ENERGY - (3.46%)
Energy (3.46%)
Atwood Oceanics, Inc.**	5,400	218,268

TOTAL ENERGY		218,268

FINANCIALS - (5.11%)
Diversified Financial Services (5.11%)
CBOE Holdings, Inc.	8,200	188,682
KBW, Inc.	5,000	133,750

TOTAL FINANCIALS		322,432

HEALTH CARE - (23.83%)
Health Care Equipment & Services (20.93%)
Align Technology, Inc.**	10,250	213,508
American Medical Systems Holdings, Inc.**	10,000	195,200
Given Imaging Ltd.**	3,500	58,695
Kinetic Concepts, Inc.**	2,875	132,624
Merit Medical Systems, Inc.**	13,250	195,702
NuVasive, Inc.**	10,500	293,422
RTI Biologics, Inc.**	36,500	97,820
Symmetry Medical, Inc.**	14,000	133,980

		1,320,951

	Shares	Market Value
Pharmaceutical Biotech & Life Sciences (2.90%)
Celera Corp.**	20,000	$123,700
Luminex Corp.**	3,500	59,430

		183,130

TOTAL HEALTH CARE		1,504,081

INDUSTRIALS - (13.35%)
Capital Goods (10.33%)
American Science & Engineering, Inc.	700	60,900
American Superconductor Corp.**	6,500	177,255
Barnes Group, Inc.	4,250	84,235
Orion Marine Group, Inc.**	11,000	128,920
Tutor Perini Corp.	8,850	200,984

		652,294

Commercial & Professional Services (3.02%)
ICF International, Inc.**	7,900	190,429

TOTAL INDUSTRIALS		842,723

INFORMATION TECHNOLOGY - (32.89%)
Semiconductors & Semiconductor Equipment (13.53%)
EZchip Semiconductor Ltd.**	2,000	59,500
LSI Corp.**	26,400	163,416
O2Micro International Ltd. ADR**	16,750	110,550
Rubicon Technology, Inc.**	8,350	150,384
Tessera Technologies, Inc.**	9,250	160,210
TriQuint Semiconductor, Inc.**	7,750	101,990
Veeco Instruments, Inc.**	2,500	108,150

		854,200

Software & Services (2.83%)
Rosetta Stone, Inc.**	9,500	178,695

Technology Hardware & Equipment (16.53%)
Aviat Networks, Inc.**	26,000	134,940
Blue Coat Systems, Inc.**	4,250	122,443
Brocade Communications Systems, Inc.**	44,750	252,390
Intermec, Inc.**	13,650	155,064
Itron, Inc.**	2,250	130,545
Jabil Circuit, Inc.	7,250	146,522
Multi-Fineline Electronix, Inc.**	3,500	101,150

		1,043,054

TOTAL INFORMATION TECHNOLOGY		2,075,949

MATERIALS - (3.25%)
Materials (3.25%)
Calgon Carbon Corp.**	14,400	205,344

TOTAL MATERIALS		205,344

TOTAL COMMON STOCKS (Cost $5,673,696)		6,288,381

MUTUAL FUNDS (0.81%)
Fifth Third U.S. Treasury Money Market Fund (0.01% 7 Day Yield)	50,865	50,865

Market Value
TOTAL MUTUAL FUNDS (Cost $50,865)	$50,865

TOTAL INVESTMENTS (100.43%) (Cost $5,724,561)	$6,339,246

LIABLITIES IN EXCESS OF OTHER ASSETS (-0.43%)	(26,879)

NET ASSETS (100.00%)	$6,312,367

** Non Income Producing Security.

ADR - American Depositary Receipt

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

JANUARY 31, 2011 (UNADUTIED)

1. ORGANIZATION:

Organization and Nature of Operations — Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund (formerly the Stonebridge Growth Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in common stocks with a strong potential for superior earnings growth over the long-term.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ net asset value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Funds’ investments carried at value:

Stonebridge Institutional Small-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,342,315	$–	$–	$14,342,315
Mutual Funds	87,658	–	–	87,658
TOTAL	$14,429,973	$–	$–	$14,429,973

Stonebridge Small-Cap Growth Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,288,381	$–	$–	$6,288,381
Mutual Funds	50,865	–	–	50,865
TOTAL	$6,339,246	$–	$–	$6,339,246

* For detailed Industry descriptions, see the accompanying Statement of Investments.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended January 31, 2011, there were no significant transfers between Levels 1, 2 or 3 from the valuation input levels used on October 31, 2010.

3. UNREALIZED APPRECIATION AND DEPRECIAITION ON INVESTMENTS

Stonebridge Institutional Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	1,732,602
Gross depreciation (excess of tax cost over value)	(404,995)

Net unrealized appreciation/(depreciation)	1,327,607

Cost of investments for income tax purposes	13,102,366

Stonebridge Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	788,907
Gross depreciation (excess of tax cost over value)	(177,144)

Net unrealized appreciation/(depreciation)	611,763

Cost of investments for income tax purposes	5,727,483

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	March 29, 2011

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial Officer

Date:	March 29, 2011